UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04642
Virtus Variable Insurance Trust
(Exact name of registrant as specified in charter)
100 Pearl Street
Hartford, CT 06103-4506
(Address of principal executive offices) (Zip code)
Kevin J. Carr, Esq
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
100 Pearl Street
Hartford, CT 06103-4506
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 248-7971
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Virtus Capital Growth Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.9%

Consumer Discretionary—7.0%
Bed Bath & Beyond, Inc.(2)	49,090	$2,813
Lowe’s Cos., Inc.	137,389	2,657
Phillips-Van Heusen Corp.	36,799	2,143
Williams-Sonoma, Inc.	89,307	2,750
Yum! Brands, Inc.	34,838	1,721

		12,084

Consumer Staples—10.4%
Bunge Ltd.	34,295	1,999
Coca-Cola Enterprises, Inc.	92,280	2,296
Colgate-Palmolive Co.	30,085	2,668
Herbalife Ltd.	41,504	2,225
McCormick & Co., Inc.	38,315	1,769
Philip Morris International, Inc.	43,814	2,733
Smucker (J.M.) Co. (The)	24,250	1,767
Whole Foods Market, Inc.	40,715	2,659

		18,116

Energy—12.2%
Baker Hughes, Inc.	39,870	1,840
Brigham Exploration Co.(2)	59,330	1,499
Ensco International plc Sponsored ADR	60,180	2,433
Halliburton Co.	60,811	1,856
McDermott International, Inc.(2)	133,740	1,439
National Oilwell Varco, Inc.	40,864	2,093
Noble Energy, Inc.	27,490	1,946
Pioneer Natural Resources Co.	28,557	1,878
Rowan Cos., Inc.(2)	63,650	1,922
SM Energy Co.	43,300	2,626
Superior Energy Services, Inc.(2)	64,125	1,683

		21,215

Financials—4.5%
Goldman Sachs Group, Inc. (The)	17,098	1,617
JPMorgan Chase & Co.	78,045	2,351
Richard Ellis (CB) Group, Inc. Class A(2)	85,730	1,154
Wells Fargo & Co.	113,490	2,737

		7,859

Health Care—10.5%
Alexion Pharmaceuticals, Inc.(2)	45,862	2,938
Allergan, Inc.	34,354	2,830
Celgene Corp.(2)	62,155	3,849
Express Scripts, Inc.(2)	61,531	2,281
Intuitive Surgical, Inc.(2)	5,725	2,085
Stryker Corp.	41,931	1,976
Teva Pharmaceutical Industries Ltd.	58,735	2,186

		18,145

Industrials—10.7%
ABB Ltd. Sponsored ADR(2)	114,705	1,959
Caterpillar, Inc.(3)	30,833	2,277
CLARCOR, Inc.	65,742	2,720
Emerson Electric Co.	44,070	1,821
FedEx Corp.	31,415	2,126
Joy Global, Inc.	27,693	1,727
Norfolk Southern Corp.	43,295	2,642
Owens Corning, Inc.(2)	34,312	744
United Technologies Corp.	35,306	2,484

		18,500

Information Technology—34.9%
Altera Corp.	62,300	1,964
Apple, Inc.(2)	20,241	7,716
Atmel Corp.(2)	167,105	1,349
Broadcom Corp. Class A(2)	89,036	2,964
Cisco Systems, Inc.	166,682	2,582
Citrix Systems, Inc.(2)	50,030	2,728
eBay, Inc.(2)	109,600	3,232
EMC Corp.(2)	153,137	3,214
Google, Inc. Class A(2)	8,537	4,391
International Business Machines Corp.	21,170	3,705
Intuit, Inc.	49,630	2,354
KLA-Tencor Corp.	68,298	2,615
Microsoft Corp.	144,803	3,604
Oracle Corp.	153,447	4,410
QUALCOMM, Inc.	80,015	3,891
SAP AG Sponsored ADR	35,775	1,811
Symantec Corp.(2)	171,637	2,798
Teradata Corp.(2)	56,920	3,047
VMware, Inc. Class A(2)	27,045	2,174

		60,549

Materials—5.7%
Agrium, Inc.	34,669	2,311
Celanese Corp. Series A	46,770	1,522
FMC Corp.	25,352	1,753
Freeport-McMoRan Copper & Gold, Inc.	43,394	1,321

1

Virtus Capital Growth Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Monsanto Co.	48,861	$2,934

		9,841
TOTAL COMMON STOCKS (Identified Cost $167,555)		166,309

EXCHANGE-TRADED FUNDS—3.1%

Consumer Discretionary Select Sector SPDR Fund(3)	90,140	3,148
SPDR® S&P® Homebuilders ETF(3)	166,516	2,213
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $5,933)		5,361
TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $173,488)		171,670

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	1,837,835	1,838
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,838)		1,838

SECURITIES LENDING COLLATERAL—4.2%

Dreyfus Cash Advantage Fund — Institutional Shares (seven-day effective yield 0.070%)(4)	7,213,020	7,213
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,213)		7,213

TOTAL INVESTMENTS—104.3% (Identified Cost $182,539)		180,721	(1)

Other assets and liabilities, net—(4.3)%		(7,423)

NET ASSETS—100.0%		$173,298

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Capital Growth Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Country Weightings†
United States (includes short-term investments and securities lending collateral.)	91%
United Kingdom	2
Bermuda	1
Canada	1
Cayman Islands	1
Israel	1
Switzerland	1
Other	2

Total	100%

†	% of total investments as of September 30, 2011

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
Investments in Securities:	2011	Quoted Prices
Equity Securities:
Common Stocks	$166,309	$166,309
Exchange-Traded Funds	5,361	5,361
Securities Lending Collateral	7,213	7,213
Short-Term Investments	1,838	1,838

Total Investments	$180,721	$180,721

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Growth & Income Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.8%

Consumer Discretionary—13.8%
Amazon.com, Inc.(2)	19,500	$4,216
AutoZone, Inc.(2)	9,100	2,905
Comcast Corp. Class A	152,000	3,177
Darden Restaurants, Inc.	66,000	2,821
Lululemon Athletica, Inc.(2)(3)	60,000	2,919
McDonald’s Corp.	40,000	3,513

		19,551

Consumer Staples—4.8%
Altria Group, Inc.	125,000	3,351
PepsiCo, Inc.	55,000	3,405

		6,756

Energy—16.5%
Alpha Natural Resources, Inc.(2)	43,000	761
Chesapeake Energy Corp.	105,000	2,683
Chevron Corp.	33,000	3,053
ConocoPhillips	47,000	2,976
El Paso Corp.	170,000	2,972
Halliburton Co.	72,000	2,197
Occidental Petroleum Corp.	32,000	2,288
Petroleo Brasileiro S.A. ADR	54,000	1,212
Schlumberger Ltd.	40,000	2,389
Williams Cos., Inc. (The)	115,000	2,799

		23,330

Financials—5.8%
Bank of America Corp.	320,000	1,958
Citigroup, Inc.	88,000	2,255
Goldman Sachs Group, Inc. (The)	27,000	2,553
Lincoln National Corp.	91,000	1,422

		8,188

Health Care—9.4%
Abbott Laboratories	64,000	3,273
Biogen Idec, Inc.(2)	37,000	3,447
Gilead Sciences, Inc.(2)	90,000	3,492
UnitedHealth Group, Inc.	69,000	3,182

		13,394

Industrials—13.7%
Alaska Air Group, Inc.(2)	53,000	2,983
Caterpillar, Inc.(3)	34,000	2,511
Cummins, Inc.(3)	33,000	2,695
Deere & Co.	42,000	2,712
Foster Wheeler AG	133,000	2,366
Union Pacific Corp.	39,000	3,185
United Continental Holdings, Inc.(2)	150,000	2,907

		19,359

Information Technology—15.0%
Apple, Inc.(2)	14,600	5,565
Intel Corp.	151,000	3,221
International Business Machines Corp.	19,000	3,326
QUALCOMM, Inc.	65,000	3,161
SanDisk Corp.(2)	76,000	3,067
Visa, Inc. Class A(3)	34,000	2,914

		21,254

Materials—12.8%
Alcoa, Inc.	170,000	1,627
CF Industries Holdings, Inc.	18,000	2,221
Cliffs Natural Resources, Inc.	41,000	2,098
Du Pont (E.I) de Nemours & Co.	71,000	2,838
Freeport-McMoRan Copper & Gold, Inc.	62,000	1,888
Monsanto Co.	52,000	3,122
Nucor Corp.	66,000	2,088
Potash Corp. of Saskatchewan, Inc.	54,000	2,334

		18,216

Telecommunication Services—2.0%
Verizon Communications, Inc.	79,000	2,907
TOTAL COMMON STOCKS (Identified Cost $120,684)		132,955

EXCHANGE-TRADED FUNDS—5.3%

Consumer Staples Select Sector SPDR Fund	117,000	3,475
Health Care Select Sector SPDR Fund	103,000	3,267
Utilities Select Sector SPDR Fund	23,000	774
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $8,126)		7,516
TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $128,810)		140,471

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	699,321	699

1

Virtus Growth & Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $699)		$699

SECURITIES LENDING COLLATERAL—7.3%

Dreyfus Cash Advantage Fund — Institutional Shares (seven-day effective yield 0.070%)(4)	10,284,787	10,285

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $10,285)		10,285

TOTAL INVESTMENTS—106.9% (Identified Cost $139,794)		151,455	(1)

Other assets and liabilities, net—(6.9)%		(9,837)

NET ASSETS—100.0%		$141,618

Abbreviations:

ADR	American Depositary Receipt

SPDR	S&P Depositary Receipt
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Growth & Income Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Country Weightings†
United States (includes short-term investments and securities lending collateral.)	94%
Canada	3
Switzerland	2
Brazil	1

Total	100%

†	% of total investments as of September 30, 2011

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
Investments in Securities:	2011	Quoted Prices
Equity Securities:
Common Stocks	$132,955	$132,955
Exchange-Traded Funds	7,516	7,516
Securities Lending Collateral	10,285	10,285
Short-Term Investments	699	699

Total Investments	$151,455	$151,455

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus International Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—3.7%

Information Technology—3.7%
Samsung Electronics Co., Ltd.1.470%	25,100	$11,966

TOTAL PREFERRED STOCK (Identified Cost $4,915)		11,966

COMMON STOCKS—93.8%

Consumer Staples—12.0%
British American Tobacco plc (United Kingdom)	337,200	14,238
Casino Guichard Perrachon S.A. (France)	78,700	6,143
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	101,200	6,560
Nestle S.A. Registered Shares (Switzerland)	206,600	11,374

		38,315

Energy—11.0%
ENI S.p.A. (Italy)	498,600	8,772
PetroChina Co., Ltd. Class H (China)	5,280,000	6,396
Petroleo Brasileiro SA Sponsored ADR (Brazil)	339,500	7,034
Royal Dutch Shell plc B Shares (United Kingdom)	219,100	6,817
Tenaris S.A. Sponsored ADR (Italy)(3)	242,500	6,172

		35,191

Financials—25.5%
Banco Bradesco S.A. Sponsored ADR (Brazil)	628,400	9,294
City Developments Ltd. (Singapore)	791,000	5,735
Daito Trust Construction Co., Ltd. (Japan)	60,200	5,519
HSBC Holdings plc (United Kingdom)	782,800	5,996
Mapfre SA (Spain)	1,045,000	3,227
Nordea Bank AB (Sweden)	797,900	6,457
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,034,330	6,375
QBE Insurance Group Ltd. (Australia)	981,400	12,052
Standard Chartered plc (United Kingdom)	429,412	8,567
Swire Pacific Ltd. Class B (Hong Kong)	2,842,500	5,832
Zurich Financial Services AG (Switzerland)(2)	60,700	12,644

		81,698

Health Care—11.0%
Novartis AG Registered Shares (Switzerland)	231,000	12,904
Roche Holding AG (Switzerland)	88,700	14,326
Takeda Pharmaceutical Co., Ltd. (Japan)	168,600	7,996

		35,226

Industrials—7.5%
Atlas Copco AB Class A (Sweden)	172,900	3,061
Canadian National Railway Co. (Canada)(3)	104,000	6,950
FANUC Ltd. (Japan)	30,600	4,215
Schindler Holding AG (Switzerland)	30,700	3,254
Schneider Electric SA (France)	70,200	3,757
Weir Group plc (The) (United Kingdom)	116,200	2,776

		24,013

Information Technology—8.5%
Canon, Inc. (Japan)	183,650	8,339
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,110,100	12,688
Telefonaktiebolaget LM Ericsson Class B (Sweden)	623,200	5,984

		27,011

Materials—4.0%
BHP Billiton plc (United Kingdom)	111,300	2,973
Rio Tinto plc (United Kingdom)	81,100	3,597
Shin-Etsu Chemical Co., Ltd. (Japan)	128,100	6,284

		12,854

Telecommunication Services—10.7%
China Mobile Ltd. (China)	853,500	8,343
Singapore Telecommunications Ltd. (Singapore)	3,109,000	7,495
TELUS Corp. (Canada)	71,000	3,479
Vodafone Group plc (United Kingdom)	5,743,300	14,802

		34,119

Utilities—3.6%
Centrica plc (United Kingdom)	1,725,700	7,955
GDF Suez (France)	122,900	3,651

		11,606

TOTAL COMMON STOCKS (Identified Cost $250,404)		300,033

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $255,319)		311,999

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	3,009,285	3,009

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,009)		3,009

1

Virtus International Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—2.3%

Dreyfus Cash Advantage Fund — Institutional Shares (seven-day effective yield 0.070%)(4)	7,233,100	$7,233

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,233)		7,233

TOTAL INVESTMENTS—100.7% (Identified Cost $265,561)		322,241	(1)
Other assets and liabilities, net—(0.7)%		(2,235)

NET ASSETS—100.0%		$320,006

ADR	American Depositary Receipt
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus International Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Country Weightings†
United Kingdom	21%
Switzerland	17
Japan	10
Singapore	6
Brazil	5
Italy	5
Sweden	5
Other	31

Total	100%

†	% of total investments as of September 30, 2011

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at	Level 1	Significant
Investments in Securities:	September 30, 2011	Quoted Prices	Observable Inputs
Equity Securities:
Preferred Stock	$11,966	11,966	$
Common Stocks	300,033	$42,883	257,150
Securities Lending Collateral	7,233	7,233	—
Short-Term Investments	3,009	3,009	—

Total Investments	$322,241	$65,091	$257,150

There are no Level 3 (significant unobservable inputs) priced securities. Securities held by the Series with an end value of $241,188 were transfered from Level 1 to level 2. Please refer to Security Valuation Note 1A in the Notes to Schedules of Investments.

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.3%

U.S. Treasury Bond 3.750%, 8/15/41	$2,250		$2,630
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,623)			2,630
MUNICIPAL BONDS—1.5%

California—0.9%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	1,750		1,772

Connecticut—0.0%
Mashantucket Western Pequot Tribe Taxable Series A, 144A ( NATL Insured) 6.910%, 9/1/12(4)	100		95

Kentucky—0.3%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	530		541

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	215		162

Virginia—0.2%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	685		452

TOTAL MUNICIPAL BONDS (Identified Cost $3,201)			3,022

FOREIGN GOVERNMENT SECURITIES—11.2%

Bolivarian Republic of Venezuela
8.500%, 10/8/14	235		208
RegS 5.750%, 2/26/16(5)	675		484
RegS 7.000%, 12/1/18(5)	70		45
7.650%, 4/21/25	1,000		570
9.250%, 9/15/27	945		605
9.375%, 1/13/34	850		529
Commonwealth of Australia Series 123, 5.750%, 4/15/12	2,560	AUD	2,499
Commonwealth of Canada 2.000%, 9/1/12	2,386	CAD	2,300
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	677	NZD	544
6.000%, 4/15/15	795	NZD	659
Federative Republic of Brazil
12.500%, 1/5/16	295	BRL	175
10.250%, 1/10/28	4,735	BRL	2,644
Kingdom of Norway Series 470, 6.500%, 5/15/13	6,336	NOK	1,165
Kingdom of Sweden Series 1046, 5.500%, 10/8/12	6,550	SEK	996
Republic of Argentina
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		365
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	478		454
PIK Interest Capitalization 8.280%, 12/31/33	3,451		2,381
Series GDP 0.000%, 12/15/35(3)	3,670		514
Republic of Colombia 12.000%, 10/22/15	1,180,000	COP	745
Republic of Hungary 6.375%, 3/29/21	140		136
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	2,790,000	IDR	339
Republic of Korea Series 1112, 4.750%, 12/10/11	1,755,000	KRW	1,493
Republic of Lithuania 144A 7.375%, 2/11/20(4)	350		376
Republic of Poland Series 0414, 5.750%, 4/25/14	3,435	PLZ	1,062
Republic of Turkey
0.000%, 4/25/12	930	TRY	479
6.750%, 5/30/40	500		524
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $21,665)			22,291

MORTGAGE-BACKED SECURITIES—14.8%

Non-Agency—14.8%
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	500		531
Americold LLC Trust 10-ARTA, B 144A 6.031%, 1/14/29(4)	900		971
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	99		104
Banc of America Commercial Mortgage, Inc.
05-6, AM 5.194%, 9/10/47(3)	40		40
07-1, AMFX 5.482%, 1/15/49(3)	445		389
Banc of America Funding Corp. 06-5, 4A4 6.000%, 9/25/36	27		27
Banc of America Mortgage Securities, Inc. 05-1, 1A22 5.250%, 2/25/35	28		28
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.759%, 9/11/38(3)	750		721
06-PW14, A4 5.201%, 12/11/38	750		811
05-PW10, A4 5.405%, 12/11/40(3)	1,130		1,223
05-PW10, AM 5.449%, 12/11/40(3)	725		692

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-PWR8, A4 4.674%, 6/11/41	$85	$90
04-PWR5, A5 4.978%, 7/11/42(3)	75	80
07-T28, A4 5.742%, 9/11/42(3)	780	866
07-PW18, A4 5.700%, 6/11/50	75	81
07-PW18, AM 6.084%, 6/11/50(3)	1,475	1,282
Citicorp Mortgage Securities, Inc. 03-11, 2A10 5.500%, 12/25/33	133	134
Citigroup/Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.226%, 7/15/44(3)	90	93
07-CD4, A4 5.322%, 12/11/49	820	846
Credit Suisse First Boston Mortgage Securities Corp.
03-8, 3A24, 5.500%, 4/25/33	180	174
03-CPN1, C 4.763%, 3/15/35	100	90
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.420%, 2/15/39(3)	948	990
Entertainment Properties Trust 03-EPR, A2, 144A 5.244%, 2/15/18(4)	74	76
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	235	221
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	555	558
GMAC Commercial Mortgage Securities, Inc.
04-C2, A4 5.301%, 8/10/38(3)	100	107
04-C3, A4 4.547%, 12/10/41	48	48
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 3.018%, 3/6/20(3)(4)	130	126
07-EOP, H, 144A 3.585%, 3/6/20(3)(4)	110	108
04-GG2, A4 4.964%, 8/10/38	96	96
07-GG10, A4 5.790%, 8/10/45(3)	400	416
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35	180	186
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	74	79
06-CB17, AM 5.464%, 12/12/43	575	527
06-LDP7, AM 5.878%, 4/15/45(3)	780	750
06-LDP9, A3 5.336%, 5/15/47	850	878
07-LD12, A4 5.882%, 2/15/51(3)	1,100	1,169
JPMorgan Mortgage Trust
05-A1, 4A1 4.784%, 2/25/35(3)	82	77
05-A4, 3A1 5.122%, 7/25/35(3)	78	72
06-A1, B1 3.932%, 2/25/36(3)	132	4
Lehman Brothers — UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(3)	75	80
06-C3, AM 5.712%, 3/15/39(3)	25	23
06-C6, A4 5.372%, 9/15/39	670	725
07-C2, A2 5.303%, 2/15/40	170	170
07-C2, A3 5.430%, 2/15/40	115	118
07-C2, H 144A 6.000%, 2/15/40(3)(4)	1,400	126
05-C3, AM 4.794%, 7/15/40	670	650
07-C6, A2 5.845%, 7/15/40	144	147
07-C6, A4 5.858%, 7/15/40(3)	350	375
07-C7, A3 5.866%, 9/15/45(3)	600	644
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 5.942%, 7/15/44(3)	400	434
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.764%, 7/9/21(3)(4)	100	96
Merrill Lynch Mortgage Trust 06-C1, AM 5.666%, 5/12/39(3)	110	105
Merrill Lynch-Countrywide Commercial Mortgage Trust
06-3, A4 5.414%, 7/12/46(3)	100	107
06-4, A3 5.172%, 12/12/49(3)	1,350	1,441
Morgan Stanley Capital I
06-T23, A4 5.815%, 8/12/41(3)	135	152
05-HQ5, A3 5.007%, 1/14/42	217	218
06-IQ12, A4 5.332%, 12/15/43	1,600	1,728
07-IQ14, A4 5.692%, 4/15/49(3)	1,020	1,058
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	50	47
RAAC 05-SP1, 2A2 5.250%, 9/25/34	19	19
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	117	119
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31	80	81
Residential Asset Securitization Trust 04-A4, A5 5.500%, 8/25/34	40	40
Residential Funding Mortgage Securities I, Inc. 06-S4, A2 6.000%, 4/25/36	68	61
Structured Asset Securities Corp. 03-21, 2A2 5.250%, 8/25/33	88	91
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	1,275	1,426

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Wachovia Bank Commercial Mortgage Trust
05-C20, AMFX 5.179%, 7/15/42(3)	$100	$103
07-C30, A5 5.342%, 12/15/43	970	990
05-C21, D 5.205%, 10/15/44(3)	600	457
05-C22, AM 5.319%, 12/15/44(3)	140	135
07-C33, A4 5.899%, 2/15/51(3)	1,160	1,223
Washington Mutual Mortgage Pass Through Certificates 04-CB1, 5A 5.000%, 6/25/19	57	58
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	26	25
06-9, 1A15 6.000%, 8/25/36	24	24
07-16, 1A7 6.000%, 12/28/37	445	400
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $27,734)		29,457

ASSET-BACKED SECURITIES—2.5%

American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)	150	151
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	99	101
Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	68	68
Avis Budget Rental Car Funding/AESOP LLC 09-2A, A, 144A 5.680%, 2/20/14(4)	175	183
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	717	700
CIT Group, Inc. 10-VT1A, B 144A 3.880%, 9/16/13(4)	100	102
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	932	994
Conseco Financial Corp. 94-1, A5 7.650%, 4/15/19	113	119
Daimler Chrysler Auto Trust 08-B, A4A, 5.320%, 11/10/14	89	90
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16(4)	250	269
GMAC Mortgage Corp. Loan Trust
06-HE2, A3 6.320%, 5/25/36(3)	262	168
06-HE3, A2 5.750%, 10/25/36(3)	148	95
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15	640	649
JPMorgan Chase Funding Mortgage Loan Asset-Backed Certificates 04-1,1A4 4.111%, 8/25/30	15	14
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3 5.777%, 8/25/36(3)	225	104
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	462	447
Saxon Asset Securities Trust 06-3 A2 0.345%, 10/25/46(3)	39	36
SVO MOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(4)	91	93
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)	52	53
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	445	458
TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,988)		4,894

CORPORATE BONDS AND NOTES—50.3%

Consumer Discretionary—5.5%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(4)	260	272
Boyd Gaming Corp. 144A 9.125%, 12/1/18(4)	210	174
Caesar’s Entertainment Operating Co., Inc. 12.750%, 4/15/18	80	55
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(4)	350	226
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. 144A 8.000%, 6/15/19(4)	500	392
CityCenter Holdings LLC / CityCenter Finance Corp. 144A 7.625%, 1/15/16(4)	189	179
Clear Channel Communications, Inc. 9.000%, 3/1/21	500	374
Dana Holding Corp. 6.500%, 2/15/19	65	62
Delphi Corp. 144A 5.875%, 5/15/19(4)	125	117
DigitalGlobe, Inc. 10.500%, 5/1/14	110	122
DISH DBS Corp. 7.125%, 2/1/16	315	321
Gap, Inc. (The) 5.950%, 4/12/21	300	283
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	160CAD	154
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(4)	250	231
Hyatt Hotels Corp. 5.375%, 8/15/21	400	411
International Game Technology
7.500%, 6/15/19	160	191
5.500%, 6/15/20	125	135
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)	330	292

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	$350	$320
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(4)	275	256
Landry’s Restaurants, Inc. 11.625%, 12/1/15	140	141
Marina District Finance Co., Inc. 9.500%, 10/15/15	325	295
Mediacom LLC/Mediacom Capital Corp. 9.125%, 8/15/19	250	250
MGM Resorts International, Inc.
10.375%, 5/15/14	3	3
7.625%, 1/15/17	350	302
11.125%, 11/15/17	275	303
Mobile Mini, Inc. 6.875%, 5/1/15	270	266
Needle Merger Sub Corp. 144A 8.125%, 3/15/19(4)	500	437
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150	106
Penn National Gaming, Inc. 8.750%, 8/15/19	550	588
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	200	185
Polymer Group, Inc. 144A 7.750%, 2/1/19(4)	92	92
Production Resource Group, Inc. 144A 8.875%, 5/1/19(4)	250	227
QVC, Inc.
144A 7.125%, 4/15/17(4)	50	52
144A 7.500%, 10/1/19(4)	770	824
Royal Caribbean Cruises Ltd. 7.000%, 6/15/13	50	51
Scientific Games International, Inc. 9.250%, 6/15/19	260	263
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 144A 2.847%, 3/15/14(3)(4)	150	134
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	55	53
Toys “R” Us Property Co., LLC 8.500%, 12/1/17	400	392
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	80	86
United Rentals North America, Inc. 10.875%, 6/15/16	280	304
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	100	94
Videotron Ltee 9.125%, 4/15/18	83	91
Wyndham Worldwide Corp.
5.750%, 2/1/18	15	15
7.375%, 3/1/20	395	439
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	450	474

		11,034

Consumer Staples—1.2%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	335	256
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17(4)	75	71
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	250	312
Cencosud SA 144A 5.500%, 1/20/21(4)	450	454
Constellation Brands, Inc. 8.375%, 12/15/14	280	309
Dean Holding Co. 6.900%, 10/15/17	50	47
Michael Foods, Inc. 9.750%, 7/15/18	225	233
Pilgrim’s Pride Corp. 144A 7.875%, 12/15/18(4)	500	384
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer 144A 9.000%, 4/15/19(4)	135	115
Rite Aid Corp. 8.000%, 8/15/20	110	115
SABMiller plc 144A 6.625%, 8/15/33(4)	75	98
Tyson Foods, Inc. 10.500%, 3/1/14	60	70

		2,464

Energy—8.8%
Afren plc 144A 11.500%, 2/1/16(4)	475	451
Anadarko Petroleum Corp. 8.700%, 3/15/19	75	95
Antero Resources Finance Corp. 9.375%, 12/1/17	250	261
Bill Barrett Corp. 7.625%, 10/1/19	500	493
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A 9.375%, 5/1/19(4)	213	199
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	215	212
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.250%, 12/15/17	80	83
Coffeyville Resources Inc. LLC / Coffeyville Finance, Inc., 144A 10.875%, 4/1/17(4)	500	560
Energy Partners Ltd. 8.250%, 2/15/18	500	460
Energy Transfer Equity LP 7.500%, 10/15/20	70	72
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	500	490
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	730	639
Frontier Oil Corp. 6.875%, 11/15/18	195	198
Gazprom International SA 144A 7.201%, 2/1/20(4)	454	477
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	1,890	1,904
144A 8.146%, 4/11/18(4)	145	159
144A 6.510%, 3/7/22(4)	520	510
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	413	421

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	$375	$356
Hilcorp Energy I LP / Hilcorp Finance Co. 144A 7.750%, 11/1/15(4)	625	633
KazMunaiGaz Finance Sub BV 144A 8.375%, 7/2/13(4)	100	104
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	112	104
Lukoil International Finance BV
144A 6.375%, 11/5/14(4)	100	103
144A 7.250%, 11/5/19(4)	300	303
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	285	222
NAK Naftogaz Ukraine 9.500%, 9/30/14	100	96
OPTI Canada, Inc. 7.875%, 12/15/14(10)	400	254
Petrohawk Energy Corp. 10.500%, 8/1/14	1,000	1,127
Petroleos de Venezuela SA 5.250%, 4/12/17	2,000	1,145
Petroleos Mexicanos 144A 5.500%, 1/21/21(4)	350	368
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)	500	438
Pioneer Drilling Co. 9.875%, 3/15/18	125	131
Pride International, Inc. 8.500%, 6/15/19	605	759
Rowan Cos., Inc. 5.000%, 9/1/17	65	67
SEACOR Holdings, Inc. 7.375%, 10/1/19	50	54
SESI LLC 144A 6.375%, 5/1/19(4)	126	122
Swift Energy Co. 8.875%, 1/15/20	500	528
TNK-BP Finance SA
RegS 6.125%, 3/20/12(5)	115	117
144A 7.500%, 3/13/13(4)	425	439
Venoco, Inc.
11.500%, 10/1/17	400	410
8.875%, 2/15/19	225	195
Weatherford International Ltd. 9.625%, 3/1/19	567	733
Western Refining, Inc.
144A 10.750%, 6/15/14(3)(4)	65	68
144A 11.250%, 6/15/17(4)	935	1,014

		17,574

Financials—20.0%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A 8.200%, 6/25/12(4)	250	252
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	100	79
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)	575	586
Allstate Corp. 6.125%, 5/15/37(3)	1,390	1,249
Alta Mesa Holdings / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	500	457
American General (Springleaf) Finance Corp. 5.400%, 12/1/15	650	478
American International Group, Inc. 8.175%, 5/15/58(3)	650	574
Americo Life, Inc. 144A 7.875%, 5/1/13(4)	200	204
AmSouth Bank N.A. 4.850%, 4/1/13	700	677
Assurant, Inc.
5.625%, 2/15/14	75	79
6.750%, 2/15/34	75	80
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425	392
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	600	585
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	400	386
Banco Santander SA
144A 4.500%, 4/6/15(4)	300	288
144A 3.750%, 9/22/15(4)	100	100
Unipersonal 144A 3.781%, 10/7/15(4)	100	89
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	450	461
Bank of America Corp.
5.420%, 3/15/17	600	522
Capital Trust XI 6.625%, 5/23/36(7)	525	400
Barclays Bank plc
144A 6.050%, 12/4/17(4)	435	400
144A 7.375% (3)(4)(6)(7)	100	94
144A 5.926%(3)(4)(6)(7)	600	444
Berkley (W.R.) Corp. 5.875%, 2/15/13	75	77
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	340	368
Brandywine Operating Partnership LP 7.500%, 5/15/15	70	76
Capital One Capital IV 8.875%, 5/15/40(7)	400	407
Chubb Corp. 6.375%, 3/29/67(3)	1,390	1,347
CIT Group, Inc.
7.000%, 5/1/14	4	4
7.000%, 5/1/15	22	22
7.000%, 5/1/16	37	35
Citigroup, Inc.
4.875%, 5/7/15	750	750
5.500%, 2/15/17	525	523
City National Corp. 5.250%, 9/15/20	425	421

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Discover Bank 7.000%, 4/15/20	$550		$584
DuPont Fabros Technology LP 8.500%, 12/15/17	625		650
Equity One, Inc. 6.250%, 12/15/14	40		42
Fidelity National Financial Sevices, Inc. 6.600%, 5/15/17	600		633
Fifth Third Bancorp 4.500%, 6/1/18	305		305
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	500		475
First Horizon National Corp. 5.375%, 12/15/15	50		51
First Niagara Financial Group, Inc. 6.750%, 3/19/20	375		422
First Tennessee Bank N.A. 5.050%, 1/15/15(7)	750		773
Ford Motor Credit Co., LLC 8.000%, 6/1/14	735		780
Genworth Financial, Inc.
5.750%, 6/15/14	485		478
6.515%, 5/22/18	440		387
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	950		670
HBOS plc 144A 6.750%, 5/21/18(4)	200		171
Hudson United Bank 7.000%, 5/15/12	80		83
Huntington Bancshares, Inc. 7.000%, 12/15/20	280		317
Huntington National Bank (The) 6.600%, 6/15/18	250		273
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)	100		108
ICICI Bank Ltd.
144A 5.750%, 11/16/20(4)	325		306
144A 6.375%, 4/30/22(3)(4)	625		519
ING Bank NV 144A 5.000%, 6/9/21(4)	400		404
International Lease Finance Corp.
5.650%, 6/1/14	350		326
6.250%, 5/15/19	605		527
Kazkommerts Bank International BV
RegS 8.500%, 4/16/13(5)	500		485
RegS 8.000%, 11/3/15(5)	1,000		849
Kingsway America, Inc. 7.500%, 2/1/14	125		118
Liberty Mutual Group, Inc.
144A 5.750%, 3/15/14(4)	200		208
144A 7.000%, 3/15/34(4)	150		154
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)	25		31
Lincoln National Corp. 6.050%, 4/20/67(3)	365		296
Lloyds Banking Group Capital No. 1 plc 144A 7.875%, 11/1/20(4)	400		290
Lloyds TSB Bank plc
144A 4.375%, 1/12/15(4)	100		98
144A 6.500%, 9/14/20(4)	600		510
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	750		706
Morgan Stanley 144A 10.090%, 5/3/17(4)	1,250	BRL	618
National Retail Properties, Inc. 5.500%, 7/15/21	400		407
New York Life Insurance Co. 144A 5.875%, 5/15/33(4)	100		115
NYMAGIC, Inc. 6.500%, 3/15/14	150		138
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	880		884
OneAmerica Financial Partners, Inc. 144A 7.000%, 10/15/33(4)	175		183
OneBeacon U.S. Holdings, Inc. 5.875%, 5/15/13	62		64
ORIX Corp. 5.000%, 1/12/16	343		355
ProLogis LP 7.625%, 8/15/14	75		82
Prudential Financial, Inc. 8.875%, 6/15/38(3)	550		593
Realogy Corp. 144A 7.875%, 2/15/19(4)	500		380
Regions Financial Corp.
7.750%, 11/10/14	225		224
5.750%, 6/15/15	200		192
Resona Bank Ltd. 144A 5.850%(3)(4)(6)(7)	1,250		1,232
Royal Bank of Scotland Group plc (The) 7.648%(3)(6)(7)	450		295
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	385		377
3.950%, 9/21/15	35		33
5.625%, 8/24/20	750		725
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	120		128
144A 6.299%, 5/15/17(4)	715		704
SLM Corp.
5.679%, 1/31/14(3)(9)	50		48
6.250%, 1/25/16	650		638
8.450%, 6/15/18	950		989
Societe Generale 144A 5.922%(3)(4)(6)(7)(8)	550		323
Sovereign Bank 8.750%, 5/30/18	600		700
SunTrust Bank 5.400%, 4/1/20	250		263
SunTust Capital Vlll 6.100%, 12/15/36(3)	750		742
Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	466		418
Vnesheconombank Via (VEB Finance Ltd.) 144A 6.902%, 7/9/20(4)	500		490

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Webster Financial Corp. 5.125%, 4/15/14	$230	$227
Woori Bank 144A 4.750%, 1/20/16(4)	125	124
XL Capital Ltd. 5.250%, 9/15/14	85	89
XL Group Ltd. 5.750%, 10/1/21	405	404
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	455	389
Zions Bancorp
7.750%, 9/23/14	145	153
6.000%, 9/15/15	125	126

		39,787

Health Care—0.5%
Mylan, Inc. 144A 7.625%, 7/15/17(4)	113	118
Omnicare, Inc. 7.750%, 6/1/20	185	190
Patheon, Inc. 144A 8.625%, 4/15/17(4)	10	9
Rotech Healthcare, Inc.
10.750%, 10/15/15	75	76
10.500%, 3/15/18	350	284
Symbion, Inc. 144A 8.000%, 6/15/16(4)	189	171
U.S. Oncology, Inc. 0.000%, 2/16/49(12)	437	0
Universal Health Services, Inc. 7.000%, 10/1/18	135	132

		980

Industrials—4.0%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	600	591
America West Airlines 00-1G 8.057%, 7/2/20	48	48
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)	232	229
CHC Helicopter SA 144A 9.250%, 10/15/20(4)	325	278
Continental Airlines, Inc. Pass-Through-Trust 98-1A, 6.648%, 9/15/17	656	656
Deluxe Corp. 144A 7.000%, 3/15/19(4)	510	495
Dematic SA 144A 8.750%, 5/1/16(4)	525	491
GATX Corp. 4.750%, 5/15/15	60	64
General Cable Corp. 7.125%, 4/1/17	500	502
Iron Mountain, Inc. 7.750%, 10/1/19	500	499
Kennametal, Inc. 7.200%, 6/15/12	225	234
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	500	500
Liberty Tire Recycling 144A 11.000%, 10/1/16(4)	165	168
Marquette Transportation Co. / Marquette Transportation Finance Corp. 10.875%, 1/15/17	125	121
McJunkin Red Man Corp. 9.500%, 12/15/16	50	46
Owens Corning, Inc. 6.500%, 12/1/16	745	804
Steelcase, Inc. 6.375%, 2/15/21	675	724
Teekay Corp. 8.500%, 1/15/20	225	217
Thermadyne Holdings Corp. 9.000%, 12/15/17	500	492
UAL Pass-Through Trust 09-2A 9.750%, 1/15/17	267	292
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	600	597

		8,048

Information Technology—2.2%
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	275	274
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	1,000	1,124
CDW LLC / CDW Finance Corp.
PIK Interest Capitalization 11.500%, 10/12/15	6	6
144A Escrow 8.500%, 4/1/19(4)	575	509
CommScope, Inc. 144A 8.250%, 1/15/19(4)	520	510
Crown Castle Holdings GS V LLC / Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	75	80
Earthlink, Inc. 8.875%, 5/15/19	200	176
Equinix, Inc. 7.000%, 7/15/21	200	199
Freescale Semiconductor, Inc. 10.125%, 12/15/16	300	307
iGate Corp. 144A 9.000%, 5/1/16(4)	600	561
Jabil Circuit, Inc. 7.750%, 7/15/16	48	53
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	350	205
Spansion LLC 144A 7.875%, 11/15/17(4)	300	295
SunGard Data Systems, Inc. 7.375%, 11/15/18	100	94

		4,393

Materials—4.1%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)	394	414
APERAM 144A 7.375%, 4/1/16(4)	250	221
Berry Plastics Corp. 9.500%, 5/15/18	185	158
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	44	42
Carpenter Technology Corp. 5.200%, 7/15/21	425	433
Catalyst Paper Corp. 7.375%, 3/1/14	905	213
Celanese US Holdings LLC 6.625%, 10/15/18	45	47
Commercial Metals Co. 7.350%, 8/15/18	140	143
Edgen Murray Corp. 12.250%, 1/15/15	350	315
Fosun International Ltd. 144A 7.500%, 5/12/16(4)	530	421

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	$200	$205
Graham Packaging Co., LP/GPC Capital Corp I 8.250%, 10/1/18	110	111
Hanson Australia Funding Ltd. 5.250%, 3/15/13	125	126
Huntsman International LLC 8.625%, 3/15/21	125	120
Ineos Group Holdings plc 144A 8.500%, 2/15/16(4)	1,450	1,080
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	195	184
Lyondell Chemical Co. 11.000%, 5/1/18	250	271
Nortek, Inc. 144A 8.500%, 4/15/21(4)	500	405
Nova Chemicals Corp. 3.542%, 11/15/13(3)	818	793
Oxea Finance / Cy SCA 144A 9.500%, 7/15/17(4)	355	347
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15(4)	500	498
Sealed Air Corp. 144A 8.375%, 9/15/21(4)	180	182
Severstal OAO Via Steel Capital SA 144A 6.700%, 10/25/17(4)	100	85
USG Corp. 144A 9.750%, 8/1/14(4)	13	12
Vedanta Resources plc
144A 8.750%, 1/15/14(4)	100	97
144A 9.500%, 7/18/18(4)	625	550
Verso Paper Holdings LLC / Verso Paper, Inc.
11.500%, 7/1/14	46	48
Series B, 4.004%, 8/1/14(3)	85	65
Series B, 11.375%, 8/1/16	850	621

		8,207

Telecommunication Services—2.9%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	12	10
Clearwire Communications LLC / Clearwire Finance, Inc.
144A 12.000%, 12/1/15(4)	85	72
144A 12.000%, 12/1/15(4)	100	85
Cricket Communications, Inc. 144A 7.750%, 10/15/20(4)	238	206
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	75	79
144A 3.214%, 8/15/15(4)	50	51
144A 5.495%, 1/15/17(4)	85	94
144A 4.883%, 8/15/20(4)	500	521
Embarq Corp. 6.738%, 6/1/13	50	52
Frontier Communications Corp.
7.875%, 4/15/15	295	297
8.125%, 10/1/18	150	148
ITC DeltaCom, Inc. 10.500%, 4/1/16	400	410
Nextel Communications, Inc.
Series E 6.875%, 10/31/13	235	230
Series D 7.375%, 8/1/15	1,075	1,024
OJSC Vimpel Communications (VIP Finance Ireland Ltd.)
144A 8.375%, 4/30/13(4)	100	101
144A 9.125%, 4/30/18(4)	250	244
Qwest Corp.
8.375%, 5/1/16	300	329
6.500%, 6/1/17	307	317
SBA Tower Trust 144A 4.254%, 4/15/15(4)	115	121
Telecom Italia Capital SA 6.175%, 6/18/14	100	100
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	245	233
West Corp. 7.875%, 1/15/19	420	397
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	350	299
Windstream Corp. 7.000%, 3/15/19	250	241

		5,661

Utilities—1.1%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)	290	300
Calpine Corp. 144A 7.875%, 1/15/23(4)	250	243
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	135	151
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19(4)	345	367
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21(4)	500	479
Midwest Generation LLC Series B 8.560%, 1/2/16	141	139
NRG Energy, Inc. 144A 7.625%, 1/15/18(4)	95	89
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20	150	151
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15	396	151

		2,070
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $102,859)		100,218

CONVERTIBLE BONDS—0.2%

Transocean, Inc. Series C, 1.500%, 12/15/37	500	487
TOTAL CONVERTIBLE BONDS (Identified Cost $472)		487

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(3)—14.4%

Consumer Discretionary—4.6%
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15	$249	$251
AMF Bowling Worldwide, Inc. Tranche B, 2.739%, 6/7/13	829	673
Bourland & Leverich Supply Co. LLC 11.000%, 8/19/15	285	282
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	497	491
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-2, 3.244%, 1/28/15	562	470
Tranche B-4, 9.500%, 10/31/16	29	29
Caesars Linq LLC/Caesars Octavius LLC Tranche B, 9.250%, 4/25/17	300	286
Cengage Learning Acquisitions, Inc. 2.490%, 7/3/14	794	625
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	249	218
CityCenter Holdings LLC 7.500%, 1/21/15	63	62
Filimyard Holdings LLC (Miramax) 7.750%, 6/22/16	155	155
Focus Brands, Inc. 5.583%, 11/5/16	99	98
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	435	392
Getty Images, Inc. 5.250%, 11/7/16	255	254
Guitar Center, Inc. — Extended Term Loan 5.620%, 4/9/17	225	199
HHI Holdings LLC 7.000%, 3/21/17	249	238
Hubbard Radio LLC 8.750%, 4/29/18	200	196
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.) 3.246%, 2/1/14	90	84
Kalispel Tribal Economic Authority 7.500%, 2/25/17	495	465
Landry’s Restaurants, Inc. 6.625%, 12/1/14	303	296
Las Vegas Sands LLC
Tranche B, 2.740%, 11/23/16	241	225
Tranche DD-I, 2.740%, 11/23/16	49	46
Mediacom Illinois LLC (Mediacom Communications LLC) Tranche D, 5.500%, 3/31/17	86	85
Nielsen Finance LLC Tranche B, 3.976%, 5/1/16	423	409
Ozburn-Hessey Holding Co., LLC 7.375%, 4/8/16	320	286
Radio One, Inc. 7.500%, 3/31/16	224	216
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	258	215
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	273	258
SRAM LLC 8.500%, 12/7/18	200	198
Toys “R” Us, Inc. 6.000%, 9/1/16	50	48
Transtar Industries, Inc. Tranche 2, 10.250%, 12/21/17	275	268
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	744	683
Vision Solutions, Inc. 6.000%, 7/23/16	453	435

		9,136

Consumer Staples—0.7%
Del Monte Foods Co. 4.500%, 3/8/18	114	106
Diversey, Inc. (JohnsonDiversey, Inc.) Tranche B, 4.000%, 11/24/15	43	43
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	411	399
Spectrum Brands Holdings, Inc. 5.417%, 6/17/16	542	537
U.S. Foodservice, Inc. 5.750%, 5/11/17	249	232

		1,317

Financials—0.8%
Asurion LLC (Asurion Corp.) 9.000%, 5/24/19	350	335
Delos Aircraft, Inc. 7.000%, 3/17/16	70	70
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15	34	33
iStar Financial, Inc. Tranche A-2 7.000%, 6/30/14	465	440
Ocwen Financial Corp. 7.000%, 9/1/16	244	237
Pinnacle Foods Finance LLC 2.722%, 4/2/14	44	42
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	45	39
Walter Investments, Inc. 7.750%, 6/30/16	313	306

		1,502

Health Care—1.5%
Ardent Health Services LLC 6.500%, 9/15/15	493	480
Aveta, Inc.
Tranche NAMM 8.500%, 4/14/15	228	223
Tranche MMM 8.500%, 4/14/15	228	223
Axcan Intermediate Holdings, Inc. 5.500%, 2/10/17	412	367

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	$247	$236
Medical Card Systems, Inc. 12.000%, 9/17/15	356	347
NBTY, Inc. Tranche B-1 4.250%, 10/1/17	25	24
Res-Care, Inc. Tranche B, 7.250%, 12/22/16	496	481
Sheridan Healthcare, Inc. Tranche B, 4.119%, 6/15/14	99	94
Smile Brands, Inc. Tranche B, 7.250%, 12/21/17	372	360
Surgery Center Holdings, Inc. 6.500%, 2/4/17	128	121
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	44	44

		3,000

Industrials—1.4%
Alliance Laundry Holdings LLC 6.250%, 9/30/16	535	529
ARAMARK Corp.
Letter of Credit 2, 0.089%, 7/26/16	2	2
Tranche B, 3.619%, 7/26/16	26	25
Brock Holdings Ill, Inc. 10.000%, 3/16/18	265	242
Building Materials Holdings Corp. 5.000%, 1/5/15(11)	51	47
Goodman Global, Inc. 9.000%, 10/30/17	158	159
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.761%, 6/30/14	759	640
Hawker Beechcraft Aquistion Co., LLC
Letter of Credit, 0.000%, 3/26/14	22	16
2.369%, 3/26/14	361	251
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	323	334
Intelligrated, Inc. 7.500%, 2/17/17	481	470
Vertrue LLC 5.370%, 8/16/14	169	100

		2,815

Information Technology—3.5%
Applied Systems, Inc. 9.250%, 6/8/17	333	324
Avaya, Inc.
Tranche B-1 3.064%, 10/24/14	271	245
Tranche B-3 4.814%, 10/26/17	545	464
AVG Technologies N.V. 7.500%, 3/15/16	425	406
DynCorp International LLC 6.500%, 7/7/16	362	356
Fibertech Networks LLC (Firefox Merger Sub LLC) 6.750%, 11/30/16	141	139
First Data Corp.
Tranche B-3, 2.985%, 9/24/14	730	636
Tranche B-1, 2.985%, 9/24/14	510	444
Freescale Semiconductor, Inc. 4.472%, 12/1/16	472	433
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
Tranche DD, 6.489%, 3/2/14	174	137
6.489%, 3/2/14	301	236
Instant Web, Inc.
3.614%, 8/7/14	404	368
Tranche DD 3.614%, 8/7/14	42	38
Lawson Software, Inc. (SoftBrands, Inc.) 6.750%, 7/5/17	300	285
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	550	532
Smart Modular Technologies (Global), Inc. 8.250%, 8/27/17	250	227
SonicWALL, Inc. 8.250%, 1/23/16	276	275
Sorenson Communications, Inc. Tranche C 6.000%, 8/16/13	226	209
Spansion LLC 4.750%, 2/9/15	299	292
SRA International, Inc. 6.500%, 7/20/18	400	371
Transaction Network Services, Inc. 6.000%, 11/18/15	259	260
Wall Street Systems, Inc. 9.000%, 7/5/18	335	324

		7,001

Materials—0.6%
Anchor Glass Container Corp.
6.000%, 2/3/16	48	48
10.000%, 9/2/16	50	50
Berry Plastics Group, Inc. Tranche C, 2.229%, 4/3/15	141	129
CPG International, Inc. Tranche B, 6.000%, 2/18/17	264	252
Hoffmaster Group, Inc. 7.063%, 6/2/16	441	431
Huntsman International LLC
Tranche B, 1.766%, 4/19/14	4	4
Extended Tranche B 2.800%, 4/19/17	10	10
New Sunward Holding BV Tranche B, 4.847%, 2/14/14	403	336

		1,260

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—1.1%
Level 3 Communications, Inc. Tranche B 11.500%, 3/13/14	$256	$267
Presidio, Inc. 7.250%, 3/31/17	238	233
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) 5.250%, 5/31/17	359	350
U.S. TelePacific Corp. 5.750%, 2/23/17	272	261
Univision Communications, Inc. 4.489%, 3/31/17	1,342	1,132

		2,243

Utilities—0.2%
Texas Competitive Electric Holdings Co., LLC Tranche 2014, 3.749%, 10/10/14	467	332

TOTAL LOAN AGREEMENTS (Identified Cost $30,177)		28,606

	SHARES	VALUE
PREFERRED STOCK—2.2%

Financials—1.9%
Ally Financial, Inc. Series A 8.50%	20,000	349
Ally Financial, Inc. Series G 144A 7.00% (4)	439	294
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.92%(3)	380	258
Banco do Brasil S.A. 144A 8.50%(3)(4)	200	222
Bank of America Corp. Series K, 8.00%(3)	625	531
Citigroup Capital XIII 7.875%,	9,350	247
FNMA Series S, 8.250%	63,000	120
JPMorgan Chase & Co. 7.90%(3)	525	541
PNC Financial Services Group, Inc. Series K, 8.25%(3)	650	656
Saul Centers, Inc. Series A 8.000%	425	11
UOB Cayman Ltd. 144A 5.80%(3)(4)	700	689

		3,918

Industrials—0.3%
Seaspan Corp. Series C, 9.50%	20,000	534

TOTAL PREFERRED STOCK (Identified Cost $5,422)		4,452

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries (2)	217	9

Financials—0.0%
CIT Group, Inc. (2)	1,257	38

Industrials—0.0%
Building Materials Holding Corp. (2) (11)	27,113	38

TOTAL COMMON STOCKS (Identified Cost $88)		85
TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $199,229)		196,142

SHORT-TERM INVESTMENTS—0.1%

Money Market Mutual Funds—0.1%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	229,346	229

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $229)		229

TOTAL INVESTMENTS—98.5% (Identified Cost $199,458)		196,371	(1)

Other assets and liabilities, net—1.5%		2,981

NET ASSETS—100.0%		$199,352

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).

NATL	National Public Finance Guarantee Corp.

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $51,420 or 25.8% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)	No contractual maturity date

(7)	Interest payments may be deferred.

(8)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

(9)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(10)	Security in default.

(11)	Illiquid security.

(12)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Foreign Currencies:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

IDR	Indonesian Rupiah

KRW	South Korean Won

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLZ	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

Virtus Multi-Sector Fixed Income Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Country Weightings†

United States (includes short-term investments)	71%
Brazil	3
Russia	3
United Kingdom	3
Argentina	2
Canada	2
Venezuela	2
Other	14

Total	100%

†	% of total investments as of September 30, 2011

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2	Level 3
	Total Value at		Significant	Significant
	September 30,	Level 1	Observable	Unobservable
Investments in Securities:	2011	Quoted Prices	Inputs	Inputs

Debt Securities:
Asset-Backed Securities	$4,894	$—	$4,894	$—
Convertible Bonds	487	—	487	—
Corporate Bonds and Notes	100,218	—	100,218	—
Foreign Government Securities	22,291	—	22,291	—
Loan Agreements	28,606	—	28,606	—
Mortgage-Backed Securities	29,457	—	29,457	—
Municipal Bonds	3,022	—	3,022	—
U.S. Government Securities	2,630	—	2,630	—
Equity Securities:
Preferred Stock	4,452	11	4,441	—
Common Stocks	85	38	—	47
Short-Term Investments	229	229	—	—

Total Investments	$196,371	$278	$196,046	$47

Virtus Multi-Sector Fixed Income Series
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

		Asset-Backed	Corporate Bonds		Loan	Common
Investments in Securities	Total	Securities	and Notes		Agreements	Stocks
Balance as of December 31, 2010:	$652	$112	$—		$510	$30

Accrued Discount/(Premium)	5	—	—		5	—

Realized Gain (Loss)	26	— (c)	—		26	—

Change in Unrealized Appreciation (Depreciation)	17	(19)	—		19	17

Purchases	—	—	—		—	—

Sales(b)	(560)	—	—		(560)	—

Transfers into Level 3(a)	—	—	—		—	—

Transfers from Level 3(a)	(93)	(93)	0	(d)	—	—

Balance as of September 30, 2011	$47	$—	$0		$—	$47

(a)	“Transfers in and/or out” represent the ending value as of September 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)	Includes paydowns on securities.

(c)	Amount is less than $500.

(d)	Level 3 Corporate Bond valued at zero at end of period.

Virtus Premium AlphaSector Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—93.9%

Consumer Staples Select Sector SPDR Fund	7,130	$212
Health Care Select Sector SPDR Fund	6,620	210
SPDR Barclays Capital 1-3 Month Treasury Bill Fund(2)	4,750	218
Utilities Select Sector SPDR Fund	6,540	220
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $852)		860
TOTAL LONG TERM INVESTMENTS—93.9% (Identified cost $852)		860

SHORT-TERM INVESTMENTS—7.5%

Money Market Mutual Funds—7.5%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	69,111	69

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $69)		69

TOTAL INVESTMENTS—101.4% (Identified Cost $921)		929	(1)

Other assets and liabilities, net—(1.4)%		(13)

NET ASSETS—100.0%		$916

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

1

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
Investments in Securities:	2011	Quoted Prices

Equity Securities:
Exchange-Traded Funds	$860	$860
Short-Term Investments	69	69

Total Investments	$929	$929

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

REAL ESTATE INVESTMENT TRUSTS—99.1%

DIVERSIFIED—6.2%
Digital Realty Trust, Inc.	25,454	$1,404
Vornado Realty Trust	58,036	4,331

		5,735

HEALTH CARE—11.0%
HCP, Inc.	78,946	2,768
Health Care REIT, Inc.	35,027	1,639
Ventas, Inc.	115,466	5,704

		10,111

INDUSTRIAL/OFFICE—19.3%

Industrial—4.5%
Prologis, Inc.	169,237	4,104

Mixed—2.2%
Duke Realty Corp.	193,630	2,033

Office—12.6%
Alexandria Real Estate Equities, Inc.	13,911	854
BioMed Realty Trust, Inc.	87,027	1,442
Boston Properties, Inc.	51,114	4,554
Kilroy Realty Corp.	91,075	2,851
SL Green Realty Corp.	33,621	1,955

		11,656

		17,793

LODGING/RESORTS—6.2%
Host Hotels & Resorts, Inc.	294,174	3,218
LaSalle Hotel Properties	92,613	1,778
Starwood Hotels & Resorts Worldwide, Inc.	19,280	749

		5,745

RESIDENTIAL—22.7%
Apartments—20.2%
Apartment Investment & Management Co. Class A	92,799	2,053
AvalonBay Communities, Inc.	31,508	3,593
BRE Properties, Inc.	33,806	1,431
Camden Property Trust	39,200	2,166
Campus Crest Communities, Inc.	16,443	179
Equity Residential	102,814	5,333
Essex Property Trust, Inc.	15,461	1,856
UDR, Inc.	88,877	1,968

		18,579

Manufactured Homes—2.5%
Equity Lifestyle Properties, Inc.	37,016	2,321

		20,900

RETAIL—24.8%

Regional Malls—17.9%
General Growth Properties, Inc.	134,221	1,624
Macerich Co. (The)	32,097	1,368
Simon Property Group, Inc.	100,356	11,037
Taubman Centers, Inc.	48,278	2,429

		16,458

Shopping Centers—6.9%
DDR Corp.	121,550	1,325
Kimco Realty Corp.	139,784	2,101
Regency Centers Corp.	41,300	1,459
Weingarten Realty Investors	71,470	1,513

		6,398

		22,856

SELF STORAGE—8.9%
Extra Space Storage, Inc.	148,630	2,769
Public Storage	48,927	5,448

		8,217

TOTAL COMMON STOCKS (Identified cost $60,226)		91,357

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $60,226)		91,357

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	746,000	746

TOTAL SHORT-TERM INVESTMENTS (Identified cost $746)		746

1

Virtus Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Total Investments—99.9% (Identified cost $60,972)		92,103	(1)

Other assets and liabilities, net—0.1%		63

NET ASSETS—100.0%		$92,166

Abbreviation Legend:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
Investments in Securities::	2011	Quoted Prices

Common Stocks:
Real Estate Investment Trusts	$91,357	$91,357
Short-Term Investments	746	746

Total Investments	$92,103	$92,103

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Growth Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%

Consumer Discretionary—15.0%
Aaron’s, Inc.	76,800	$1,939
Hibbett Sports, Inc.(2)(3)	55,000	1,864
Morningstar, Inc.	39,900	2,252
Pool Corp.	118,800	3,110

		9,165

Consumer Staples—4.2%
PriceSmart, Inc.	41,200	2,568

Financials—9.3%
Cohen & Steers, Inc.(3)	109,300	3,142
Financial Engines, Inc.(2)(3)	140,700	2,548

		5,690

Health Care—26.5%
Abaxis, Inc.(2)	112,200	2,570
Bio-Reference Labs, Inc.(2)(3)	125,000	2,301
Meridian Bioscience, Inc.(3)	71,400	1,124
National Research Corp.	78,328	2,596
Quality Systems, Inc.	16,100	1,562
Sirona Dental Systems, Inc.(2)	72,300	3,066
Techne Corp.	44,600	3,033

		16,252

Industrials—14.9%
Aaon, Inc.(3)	109,500	1,725
Copart, Inc.(2)	80,100	3,133
Heartland Express, Inc.(3)	126,000	1,709
HEICO Corp. Class A	46,950	1,580
Omega Flex, Inc.(2)	71,100	946

		9,093

Information Technology—28.4%
ANSYS, Inc.(2)	65,600	3,217
Blackbaud, Inc.	106,400	2,370
FactSet Research Systems, Inc.	7,200	641
FLIR Systems, Inc.	100,300	2,512
Hittite Microwave Corp.(2)	60,500	2,946
Mesa Laboratories, Inc.	6,586	241
NVE Corp.(2)(3)	38,000	2,305
ScanSource, Inc.(2)	106,800	3,157

		17,389
TOTAL COMMON STOCKS (Identified Cost $60,466)		60,157
TOTAL LONG TERM INVESTMENTS—98.3% (Identified cost $60,466)		60,157

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	570,796	571
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $571)		571

SECURITIES LENDING COLLATERAL—24.0%
Dreyfus Cash Advantage Fund — Institutional Shares (seven-day effective yield 0.070%)(4)	14,719,734	14,720
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $14,720)		14,720

TOTAL INVESTMENTS—123.2% (Identified Cost $75,757)		75,448	(1)
Other assets and liabilities, net—(23.2)%		(14,211)

NET ASSETS—100.0%		$61,237

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.

1

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
Investments in Securities:	2011	Quoted Prices

Equity Securities:
Common Stocks	$60,157	$60,157
Securities Lending Collateral	14,720	14,720
Short-Term Investments	571	571

Total Investments	$75,448	$75,448

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Value Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%

Consumer Discretionary—13.8%
Hillenbrand, Inc.	306,000	$5,631
John Wiley & Sons, Inc. Class A	140,000	6,219
Tempur-Pedic International, Inc.(2)(3)	96,700	5,087

		16,937

Consumer Staples—6.5%
National Beverage Corp.	80,700	1,223
WD-40 Co.	168,700	6,721

		7,944

Energy—8.0%
CARBO Ceramics, Inc.(3)	36,100	3,701
World Fuel Services Corp.(3)	185,500	6,057

		9,758

Financials—23.3%
Ares Capital Corp.(3)	410,600	5,654
Entertainment Properties Trust	92,500	3,606
Federated Investors, Inc. Class B(3)	291,900	5,117
First Cash Financial Services, Inc.(2)	140,600	5,898
Golub Capital BDC, Inc.(3)	82,000	1,218
RLI Corp.(3)	96,800	6,154
Suffolk Bancorp	100,746	838

		28,485

Health Care—7.0%
Owens & Minor, Inc.(3)	227,800	6,488
Young Innovations, Inc.	72,323	2,061

		8,549

Industrials—22.7%
ABM Industries, Inc.	158,900	3,029
Badger Meter, Inc.	75,000	2,170
CLARCOR, Inc.	116,200	4,808
Corporate Executive Board Co. (The)	70,000	2,086
Graco, Inc.	125,600	4,288
Landstar System, Inc.(3)	154,900	6,128
Lincoln Electric Holdings, Inc.	180,800	5,245

		27,754

Information Technology—15.4%
Cabot Microelectronics Corp.(2)	62,000	2,132
Cass Information Systems, Inc.(3)	92,972	2,887
Computer Services, Inc.	81,629	2,245
Jack Henry & Associates, Inc.	191,100	5,538
Syntel, Inc.	140,800	6,081

		18,883

Materials—2.0%
Balchem Corp.	66,000	2,462

TOTAL COMMON STOCKS (Identified Cost $127,875)		120,772
TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $127,875)		120,772

SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Funds—1.6%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	1,958,548	1,959

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,959)		1,959

SECURITIES LENDING COLLATERAL—9.9%
Dreyfus Cash Advantage Fund — Institutional Shares (seven-day effective yield 0.070%)(4)	12,170,352	12,170

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $12,170)		12,170
TOTAL INVESTMENTS—110.2% (Identified Cost $142,004)		134,901	(1)

Other assets and liabilities, net—(10.2)%		(12,541)

NET ASSETS—100.0%		$122,360

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.

1

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
Investment in Securities;	2011	Quoted Prices

Equity Securities:
Common Stocks	$120,772	$120,772
Securities Lending Collateral	12,170	12,170
Short-Term Investments	1,959	1,959

Total Investments	$134,901	$134,901

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Bond
4.250%, 11/15/40	$450		$571
3.750%, 8/15/41	500		584
U.S. Treasury Note
2.625%, 11/15/20	200		214
2.125%, 8/15/21	350		357
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,568)			1,726

MUNICIPAL BONDS—3.2%

California—1.4%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	1,000		1,012
Kern County Pension Obligation Taxable (NATL-RE Insured) 7.260%, 8/15/14	335		360
Sonoma County Pension Obligation Taxable (FSA Insured) 6.625%, 6/1/13	430		450

			1,822

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16	105		114

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	140		143

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17	1,250		1,382

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	220		145

Washington—0.5%
King County Sewer Revenue 5.000%, 1/1/45	600		641

TOTAL MUNICIPAL BONDS (Identified Cost $4,026)			4,247

FOREIGN GOVERNMENT SECURITIES—1.0%

Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	160		115
9.250%, 9/15/27	95		61
Commonwealth of Australia Series 123, 5.750%, 4/15/12	256	AUD	250
Commonwealth of Canada 2.000%, 9/1/12	262	CAD	252
Commonwealth of New Zealand
Series 1111, 6.000%, 11/15/11	120	NZD	92
Series 413, 6.500%, 4/15/13	62	NZD	50
Kingdom of Norway Series 470, 6.500%, 5/15/13	719	NOK	132
Kingdom of Sweden Series 1046, 5.500%, 10/8/12	595	SEK	90
Republic of Hungary 6.375%, 3/29/21	30		29
Republic of Korea Series 1112, 4.750%, 12/10/11	71,500	KRW	61
Republic of Lithuania 144A 7.375%, 2/11/20(4)	150		161
Republic of Turkey 6.750%, 5/30/40	100		105
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,418)			1,398

MORTGAGE-BACKED SECURITIES—12.8%

Agency—4.6%
FNMA
4.000%, 6/1/20	208		221
4.500%, 7/1/20	23		25
6.500%, 10/1/31	14		16
6.000%, 9/1/32	57		63
5.000%, 10/1/35	213		229
6.000%, 9/1/36	96		105
5.500%, 4/1/37	94		102
6.000%, 10/1/37	128		140
5.000%, 5/1/38	462		497
5.000%, 6/1/38	227		244
5.500%, 6/1/38	75		82
5.500%, 6/1/38	87		95
5.500%, 11/1/38	177		192
4.000%, 1/1/39	226		238
5.000%, 1/1/39	127		136
6.000%, 1/1/39	166		183
4.500%, 3/1/39	283		301
5.000%, 3/1/39	195		210
6.000%, 3/1/39	138		152
4.500%, 4/1/39	357		385
4.000%, 5/1/39	518		544
4.500%, 2/1/40	203		217
4.000%, 7/1/41	748		785
4.000%, 7/1/41	396		416

1

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
GNMA
6.500%, 11/15/23	$52	$59
6.500%, 12/15/23	7	8
6.500%, 2/15/24	63	71
6.500%, 6/15/28	92	107
6.500%, 7/15/31	50	58
6.500%, 11/15/31	59	68
6.500%, 2/15/32	52	61
6.500%, 4/15/32	62	71

		6,081

Non-Agency—8.2%
1166 Avenue of Americas Commercial Mortgage Trust 05-C6A, A1 144A 5.690%, 10/13/37(4)	400	471
Americold LLC Trust 10-ARTA, B 144A 6.031%, 1/14/29(4)	200	216
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, A4 5.720%, 9/11/38(3)	940	1,033
07-PW18, AM 6.084%, 6/11/50(3)	550	478
Citigroup/Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.344%, 1/15/46(3)	1,190	1,261
Credit Suisse Mortgage Capital Certificates 06-C1, A4 5.595%, 2/15/39(3)	1,210	1,296
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	100	94
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	175	176
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.790%, 8/10/45(3)	140	145
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	296	297
10-CNTR, A2 144A 4.311%, 8/5/32(4)	300	299
06-LDP7, AM 5.878%, 4/15/45(3)	125	120
07-LD12, A4 5.882%, 2/15/51(3)	425	452
Lehman Brothers — UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	325	352
07-C6, A2 5.845%, 7/15/40	480	489
07-C7, A3 5.866%, 9/15/45(3)	700	751
Morgan Stanley Capital I
06-T23, A4 5.991%, 8/12/41(3)	790	888
06-IQ12, A4 5.332%, 12/15/43	525	567
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	675	755
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	291
05-C21, D 5.205%, 10/15/44(3)	100	76
07-C33, A4 5.899%, 2/15/51(3)	425	448

		10,955
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,496)		17,036

ASSET-BACKED SECURITIES—1.6%

Bayview Financial Acquisition Trust 06-A, 1A2 5.483%, 2/28/41(3)	195	193
Bosphorus Financial Services Ltd. 144A 2.086%, 2/15/12(3)(4)	50	50
Chrysler Financial Auto Securitization Trust 10-A, C 2.000%, 1/8/14	300	301
JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(3)	470	217
06-CW2, AF4 6.080%, 8/25/36(3)	530	203
Lehman XS Trust 05-6, 3A2B 5.420%, 11/25/35(3)	289	285
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	101	97
Residential Funding Mortgage Securities II, Inc. 06-HSA1, A3 5.230%, 2/25/36(3)	847	451
Santander Drive Auto Receivables Trust 11-2, B 2.660%, 1/15/16	240	241
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	108	108
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,125)		2,146

CORPORATE BONDS AND NOTES—21.0%

Consumer Discretionary—1.5%
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)	125	131
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	90	89
CityCenter Holdings LLC / CityCenter Finance Corp. 144A 7.625%, 1/15/16(4)	42	40
Dana Holding Corp. 6.500%, 2/15/19	10	9
Delphi Corp. 144A 5.875%, 5/15/19(4)	25	23

2

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
DISH DBS Corp. 7.125%, 2/1/16	$60	$61
Gap, Inc. (The) 5.950%, 4/12/21	75	71
Hasbro, Inc. 6.300%, 9/15/17	200	229
Hyatt Hotels Corp. 5.375%, 8/15/21	100	103
International Game Technology 7.500%, 6/15/19	150	179
Korea Expressway Corp. 144A 4.500%, 3/23/15(4)	100	102
Landry’s Restaurants, Inc. 11.625%, 12/1/15	83	84
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)	160	170
Penn National Gaming, Inc. 8.750%, 8/15/19	85	91
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	40	37
Polymer Group, Inc. 144A 7.750%, 2/1/19(4)	16	16
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	15	14
Starwood Hotels & Resorts Worldwide, Inc. 7.150%, 12/1/19	85	92
Time Warner Cable, Inc. 5.850%, 5/1/17	130	145
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	25	24
Vail Resorts, Inc. 144A 6.500%, 5/1/19(4)	125	124
Wyndham Worldwide Corp.
6.000%, 12/1/16	60	63
5.750%, 2/1/18	25	26
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	100	105

		2,028

Consumer Staples—0.5%
Cencosud SA 144A 5.500%, 1/20/21(4)	150	151
Diversey, Inc. 8.250%, 11/15/19	15	18
Rite Aid Corp. 8.000%, 8/15/20	20	21
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	150	146
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	315

		651

Energy—1.4%
Anadarko Petroleum Corp. 6.375%, 9/15/17	160	180
Bill Barrett Corp. 7.625%, 10/1/19	100	98
Breitburn Energy Partners LP / Breitburn Finance Corp. 8.625%, 10/15/20	60	59
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A 9.375%, 5/1/19(4)	30	28
Coffeyville Resources Inc. LLC / Coffeyville Finance, Inc., 144A 10.875%, 4/1/17(4)	125	140
Energy Transfer Equity LP 7.500%, 10/15/20	20	21
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	125	109
Frontier Oil Corp. 6.875%, 11/15/18	45	46
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	50	51
HollyFrontier Corp. 9.875%, 6/15/17	12	13
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	20	19
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	177
Petroleos de Venezuela SA 5.250%, 4/12/17	65	37
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)	150	131
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)	176	177
Pioneer Drilling Co. 9.875%, 3/15/18	20	21
QEP Resources, Inc. 6.875%, 3/1/21	100	105
SEACOR Holdings, Inc. 7.375%, 10/1/19	150	162
SESI LLC 144A 6.375%, 5/1/19(4)	80	78
Swift Energy Co. 7.125%, 6/1/17	175	172
Weatherford International Ltd. 9.625%, 3/1/19	45	58

		1,882

Financials—9.9%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	150	157
AFLAC, Inc. 8.500%, 5/15/19	100	122
Ally Financial, Inc. Series 8, 6.750%, 12/1/14	49	47
Alta Mesa Holdings / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	75	69
American General (Springleaf) Finance Corp. 5.400%, 12/1/15	100	74
American International Group, Inc. 4.875%, 9/15/16	100	96
AmSouth Bank N.A. 4.850%, 4/1/13	200	194
Associated Banc Corp. 5.125%, 3/28/16	55	57
Assurant, Inc. 5.625%, 2/15/14	250	262
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	150	138

3

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	$150	$146
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	150	145
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	150	145
Banco Santander SA
144A 4.500%, 4/6/15(4)	100	96
144A 3.750%, 9/22/15(4)	100	100
Bank of America Corp.
5.650%, 5/1/18	400	380
Capital Trust XI 6.625%, 5/23/36	325	247
Barclays Bank plc
5.200%, 7/10/14	140	143
144A 5.926% (3)(4)(6)(7)	100	74
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	250	295
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	135	146
Brandywine Operating Partnership LP 7.500%, 5/15/15	125	135
Capital One Capital IV 8.875%, 5/15/40(6)	100	102
Capital One Financial Corp. 6.150%, 9/1/16	125	132
CIT Group, Inc. 7.000%, 5/1/16	75	73
Citigroup, Inc.
5.000%, 9/15/14	40	39
4.875%, 5/7/15	150	150
5.500%, 2/15/17	45	45
City National Corp. 5.250%, 9/15/20	100	99
CommonWealth REIT 5.750%, 11/1/15	275	288
Credit Suisse 6.000%, 2/15/18	125	127
Deutsche Bank Financial LLC 5.375%, 3/2/15	131	133
Discover Bank 7.000%, 4/15/20	250	265
DuPont Fabros Technology LP 8.500%, 12/15/17	125	130
Equity One, Inc. 6.250%, 12/15/14	100	106
Export-Import Bank of Korea 5.875%, 1/14/15	100	106
Fidelity National Financial Sevices, Inc. 6.600%, 5/15/17	175	184
Fifth Third Bancorp 4.500%, 6/1/18	150	150
First Niagara Financial Group, Inc. 6.750%, 3/19/20	125	141
General Electric Capital Corp. 5.375%, 10/20/16	200	219
Genworth Financial, Inc.
5.750%, 6/15/14	125	123
6.515%, 5/22/18	85	75
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	135	95
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	170
HCP, Inc. 5.375%, 2/1/21	60	60
Health Care REIT, Inc. 4.700%, 9/15/17	150	151
HSBC Bank plc 144A 3.100%, 5/24/16(4)	150	149
Huntington Bancshares, Inc. 7.000%, 12/15/20	80	91
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)	100	108
ICICI Bank Ltd. 144A 5.750%, 11/16/20(4)	125	118
International Lease Finance Corp. 6.250%, 5/15/19	96	84
Jefferies Group, Inc. 5.125%, 4/13/18	109	102
JPMorgan Chase & Co. 5.250%, 5/1/15	250	265
KeyBank NA 4.950%, 9/15/15	170	181
Kimco Realty Corp. 6.875%, 10/1/19	150	171
Korea Development Bank
5.300%, 1/17/13	137	142
4.375%, 8/10/15	100	102
Lincoln National Corp. 6.050%, 4/20/67(3)	50	41
Lloyds Banking Group Capital No. 1 plc 144A 7.875%, 11/1/20(4)	500	363
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	128
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	94
Morgan Stanley
3.800%, 4/29/16	150	138
5.750%, 10/18/16	100	99
National Capital Trust II 144A 5.486%, 12/29/49(3)(4)	950	837
National Retail Properties, Inc. 5.500%, 7/15/21	150	153
Nordea Bank AB 144A 4.875%, 1/14/21(4)	200	208
ORIX Corp. 5.000%, 1/12/16	86	89
ProLogis LP
7.625%, 8/15/14	150	163
6.625%, 5/15/18	120	125
Prudential Financial, Inc. 8.875%, 6/15/38(3)	50	54
Regions Financial Corp.
7.750%, 11/10/14	50	50
5.750%, 6/15/15	55	53
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	100	98
3.950%, 9/21/15	50	47

4

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
5.625%, 8/24/20	$150	$145
Senior Housing Properties Trust 4.300%, 1/15/16	125	125
Simon Property Group LP 5.650%, 2/1/20	50	55
SLM Corp. 6.250%, 1/25/16	200	196
Societe Generale 144A 3.500%, 1/15/16(4)	105	95
Unum Group 7.125%, 9/30/16	125	144
Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	56	50
Vnesheconombank Via (VEB Finance Ltd.) 144A 6.902%, 7/9/20(4)	155	152
Wachovia Corp. 4.875%, 2/15/14	355	369
Webster Financial Corp. 5.125%, 4/15/14	65	64
Westfield Capital Corp., Ltd./ Westfield Finance Authority 144A 5.125%, 11/15/14(4)	355	374
Woori Bank 144A 4.750%, 1/20/16(4)	150	149
XL Group Ltd. 5.750%, 10/1/21	95	95
Zions Bancorp 5.650%, 5/15/14	500	509

		13,206

Health Care—0.5%
Healthsouth Corp. 7.250%, 10/1/18	90	86
Mylan, Inc. 144A 6.000%, 11/15/18(4)	100	98
Patheon, Inc. 144A 8.625%, 4/15/17(4)	20	17
Quest Diagnostics, Inc. 6.400%, 7/1/17	280	331
Universal Health Services, Inc.
7.125%, 6/30/16	24	25
7.000%, 10/1/18	25	25
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 7/15/16(4)	100	93

		675

Industrials—3.1%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	75	74
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)	143	141
CHC Helicopter SA 144A 9.250%, 10/15/20(4)	100	85
Continental Airlines, Inc. Pass-Through-Trust
98-1A, 6.648%, 9/15/17	302	302
01-1A1, 6.703%, 6/15/21	63	64
Delta Air Lines, Inc. Pass-Through-Trust 11-1, A 5.300%, 4/15/19	325	318
Deluxe Corp. 144A 7.000%, 3/15/19(4)	60	58
Equifax, Inc. 6.300%, 7/1/17	240	270
Griffon Corp. 7.125%, 4/1/18	100	89
Iron Mountain, Inc. 7.750%, 10/1/19	100	100
ITW Cupids Financing Trust I 144A 6.550%, 12/31/11(4)	2,000	2,004
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	130	130
Owens Corning, Inc. 6.500%, 12/1/16	60	65
Steelcase, Inc. 6.375%, 2/15/21	150	161
Teekay Corp. 8.500%, 1/15/20	75	72
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	150	149

		4,082

Information Technology—0.9%
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	50	50
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	250	281
CommScope, Inc. 144A 8.250%, 1/15/19(4)	65	64
Crown Castle Holdings GS V LLC / Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	150	160
Earthlink, Inc. 8.875%, 5/15/19	100	88
Equinix, Inc. 7.000%, 7/15/21	40	40
iGate Corp. 144A 9.000%, 5/1/16(4)	75	70
Intuit, Inc. 5.750%, 3/15/17	71	80
Jabil Circuit, Inc. 8.250%, 3/15/18	170	193
Spansion LLC 144A 7.875%, 11/15/17(4)	100	98
SunGard Data Systems, Inc. 7.375%, 11/15/18	30	28

		1,152

Materials—1.4%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)	66	69
Alcoa, Inc. 5.400%, 4/15/21	150	146
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	10	9
Carpenter Technology Corp. 5.200%, 7/15/21	150	153
Catalyst Paper Corp. 7.375%, 3/1/14	135	32
Celanese US Holdings LLC 6.625%, 10/15/18	10	10
Celulosa Arauco 7.250%, 7/29/19	150	175
Cemex SAB de CV 144A 5.369%, 9/30/15(3)(4)	150	91
Commercial Metals Co. 7.350%, 8/15/18	170	173
CRH America, Inc.
6.000%, 9/30/16	255	273
8.125%, 7/15/18	150	176

5

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	$100	$102
Sealed Air Corp. 144A 8.375%, 9/15/21(4)	50	51
Solo Cup Co. / Solo Cup Operating Corp. 10.500%, 11/1/13	45	45
USG Corp. 144A 9.750%, 8/1/14(4)	21	20
Verso Paper Holdings LLC / Verso Paper, Inc. Series B, 4.004%, 8/1/14(3)	93	71
Xstrata Canada Corp. 5.500%, 6/15/17	260	285

		1,881

Telecommunication Services—1.0%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	38	32
Cincinnati Bell, Inc. 8.250%, 10/15/17	60	59
Clearwire Communications LLC / Clearwire Finance, Inc. 144A 12.000%, 12/1/15(4)	20	17
France Telecom S.A. 4.125%, 9/14/21	125	124
Frontier Communications Corp.
7.875%, 4/15/15	55	55
8.125%, 10/1/18	75	74
OJSC Vimpel Communications (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(4)	125	122
Qwest Corp. 6.500%, 6/1/17	143	148
SBA Tower Trust 144A 4.254%, 4/15/15(4)	225	238
Telecom Italia Capital SA 5.250%, 10/1/15	200	191
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	25	24
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	100	95
West Corp. 7.875%, 1/15/19	100	94

		1,273

Utilities—0.8%
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	90	87
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	112
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)	100	106
Midwest Generation LLC Series B 8.560%, 1/2/16	105	103
NRG Energy, Inc. 144A 7.625%, 5/15/19(4)	100	92
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20	45	45
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)	500	534

		1,079
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $27,675)		27,909

LOAN AGREEMENTS(3)—0.9%

Consumer Discretionary—0.2%
Advantage Sales & Marketing, Inc. 5.250%, 12/17/17	17	16
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	99	99
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	100	87
SRAM LLC 4.750%, 6/7/18	32	31
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	74	68

		301

Consumer Staples—0.1%
Del Monte Foods Co. 4.500%, 3/8/18	22	20
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	63	61
Reynolds Group Holdings, Inc. Tranche B, 6.500%, 2/9/18	100	97

		178

Financials—0.1%
Delos Aircraft, Inc. 7.000%, 3/17/16	8	9
iStar Financial, Inc. Tranche A-1 5.000%, 6/28/13	71	69
MoneyGram International, Inc. 4.500%, 11/18/17	7	7
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	60	52
Walter Investments, Inc. 7.750%, 6/30/16	42	41

		178

Health Care—0.1%
Surgery Center Holdings, Inc. 6.500%, 2/4/17	66	62

Industrials—0.0%
Brock Holdings Ill, Inc. 6.000%, 3/16/17	20	19

6

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.2%
Lawson Software, Inc. (SoftBrands, Inc.) 6.750%, 7/5/17	$60	$57
Mood Media Corp. 7.000%, 5/6/18	65	60
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	100	97

		214

Materials—0.2%
Anchor Glass Container Corp. 6.000%, 2/3/16	66	66
CPG International, Inc. Tranche B, 6.000%, 2/18/17	44	42
General Chemical Corp. Tranche B, 5.000%, 10/6/15	47	46
JMC Steel Group 4.750%, 4/1/17	20	19
Norit Holding B.V. 7.500%, 7/8/17	30	29

		202

Utilities—0.0%
Texas Competitive Electric Holdings Co., LLC Tranche 2014, 3.750%, 10/10/14	68	48
TOTAL LOAN AGREEMENTS (Identified Cost $1,276)		1,202

	SHARES	VALUE
PREFERRED STOCK—0.2%

Financials—0.2%
Ally Financial, Inc.	84	56
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.92%(3)	110	75
JPMorgan Chase & Co. 7.90%(3)	89	92
TOTAL PREFERRED STOCK (Identified Cost $111)		223

COMMON STOCKS—54.5%

Consumer Discretionary—7.9%
Amazon.com, Inc.	10,700	2,314
AutoZone, Inc.	5,000	1,596
Comcast Corp. Class A	84,000	1,756
Darden Restaurants, Inc.	37,000	1,582
Lululemon Athletica, Inc.	30,000	1,459
McDonald’s Corp.	20,000	1,756

		10,463

Consumer Staples—2.7%
Altria Group, Inc.	70,000	1,877
PepsiCo, Inc.	27,000	1,671

		3,548

Energy—10.0%
Alpha Natural Resources, Inc.(2)	30,000	531
Chesapeake Energy Corp.	59,000	1,507
Chevron Corp.	18,000	1,665
ConocoPhillips	27,000	1,710
El Paso Corp.	87,000	1,521
Halliburton Co.	43,000	1,312
Occidental Petroleum Corp.	21,000	1,501
Petroleo Brasileiro S.A. ADR	28,000	629
Schlumberger Ltd.	23,000	1,374
Williams Cos., Inc. (The)	63,000	1,533

		13,283

Financials—3.1%
Bank of America Corp.	165,000	1,010
Citigroup, Inc.	42,000	1,076
Goldman Sachs Group, Inc. (The)	14,000	1,323
Lincoln National Corp.	49,000	766

		4,175

Health Care—5.3%
Abbott Laboratories	36,000	1,841
Biogen Idec, Inc.	20,000	1,863
Gilead Sciences, Inc.	47,000	1,824
UnitedHealth Group, Inc.	34,000	1,568

		7,096

Industrials—8.2%
Alaska Air Group, Inc.	32,000	1,801
Caterpillar, Inc.	20,000	1,477
Cummins, Inc.	19,000	1,552
Deere & Co.	25,000	1,614
Foster Wheeler AG	77,000	1,370
Union Pacific Corp.	19,000	1,552
United Continental Holdings, Inc.	82,000	1,589

		10,955

Information Technology—8.3%
Apple, Inc.	8,000	3,050
Intel Corp.	77,000	1,642
International Business Machines Corp.	9,000	1,575
QUALCOMM, Inc.	31,000	1,508

7

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
SanDisk Corp.	38,000	$1,533
Visa, Inc. Class A	21,000	1,800

		11,108

Materials—7.7%
Alcoa, Inc.	107,000	1,024
CF Industries Holdings, Inc.	10,000	1,234
Cliffs Natural Resources, Inc.	24,000	1,228
Du Pont (E.I) de Nemours & Co.	36,000	1,439
Freeport-McMoRan Copper & Gold, Inc.	39,000	1,187
Monsanto Co.	26,000	1,561
Nucor Corp.	39,000	1,234
Potash Corp. of Saskatchewan, Inc.	30,000	1,297

		10,204

Telecommunication Services—1.3%
Verizon Communications, Inc.	47,000	1,730
TOTAL COMMON STOCKS (Identified Cost $63,833)		72,562

EXCHANGE-TRADED FUNDS—2.9%

Consumer Staples Select Sector SPDR Fund	60,000	1,782
Health Care Select Sector SPDR Fund	53,000	1,681
Utilities Select Sector SPDR Fund	13,000	437
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,204)		3,900
TOTAL LONG TERM INVESTMENTS—99.4% (Identified cost $122,732)		132,349

SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Funds—0.3%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	383,595	384
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $384)		384

TOTAL INVESTMENTS—99.7% (Identified Cost $123,116)		132,733	(1)

Other assets and liabilities, net—0.3%		411

NET ASSETS—100.0%		$133,144

Abbreviations:

ADR	American Depositary Receipt

FGIC	Financial Guaranty Insurance Company

FNMA	Federal National Mortgage Association (“Fannie Mae”).

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association (“Ginnie Mae”)

NATL	National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $13,611 or 10.2% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)	Interest payments may be deferred.

(7)	No contractual maturity date

Foreign Currencies:

AUD	Australian Dollar

CAD	Canadian Dollar

KRW	South Korean Won

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

8

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Country Weightings †

United States (includes short-term investments and securities lending collateral.)	89%
Canada	3
Australia	1
Brazil	1
South Korea	1
Switzerland	1
United Kingdom	1
Other	3

Total	100%

†	% of total investments as of September 30, 2011

9

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
Investments in Securities:	2011	Quoted Prices	Inputs

Debt Securities:
Asset-Backed Securities	$2,146	$—	$2,146
Corporate Bonds and Notes	27,909	—	27,909
Foreign Government Securities	1,398	—	1,398
Loan Agreements	1,202	—	1,202
Mortgage-Backed Securities	17,036	—	17,036
Municipal Bonds	4,247	—	4,247
U.S. Government Securities	1,726	—	1,726
Equity Securities:
Common Stocks	72,562	72,562	—
Exchange-Traded Funds	3,900	3,900	—
Preferred Stock	223	—	223
Short-Term Investments	384	384	—

Total Investments	$132,733	$76,846	$55,887

There are no Level 3 (significant unobservable inputs) priced securities.

THE VIRTUS VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each a series) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.
A. SECURITY VALUATION
Security valuation procedures for the Series have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.
The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
A description of the valuation techniques applied to the series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Series fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for
Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)
valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.
Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value each Series’ major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B. SECURITY LENDING
Certain Series may loan securities to qualified brokers through a securities lending agent agreement with BNY Mellon, the Series’s custodian. Under the terms of the agreement, the Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government and its agencies. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Series net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
At September 30, 2011, the following series had securities on loan (reported in thousands):

	Market Value	Cash Collateral
Capital Growth Series	$6,847	$7,213
Growth & Income Series	9,678	10,285
International Series	6,691	7,233
Small-Cap Growth Series	13,939	14,720
Small-Cap Value Series	11,776	12,170
Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)
NOTE 2—ILLIQUID AND RESTRICTED SECURITIES
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each series’ Schedule of Investments, where applicable.
Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
At September 30, 2011, the series’ did not hold any restricted securities.
NOTE 3—FEDERAL INCOME TAX INFORMATION
($ REPORTED IN THOUSANDS)
At September 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each series were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Series	Tax Cost	Appreciation	(Depreciation)	(Depreciation
Capital Growth Series	$183,070	$17,962	$(20,311)	$(2,349)
Growth and Income Series	141,974	21,198	(11,717)	9,481
International Series	266,869	68,118	(12,746)	55,372
Multi-Sector Fixed Income Series	199,997	10,528	(14,154)	(3,626)
Premium AlphaSector Series	923	11	(5)	6
Real Estate Securities Series	63,384	30,606	(1,887)	28,719
Small-Cap Growth Series	75,757	3,895	(4,204)	(309)
Small-Cap Value Series	142,004	5,554	(12,657)	(7,103)
Strategic Allocation Series	123,578	16,907	(7,752)	9,155
NOTE 4—SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the notes to schedules of investments.
Effective November 7, 2011, securities lending was suspended on all Virtus Series.
Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward

George R. Aylward, President (principal executive officer)

Date	11/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date	11/23/11

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/23/11

*    Print the name and title of each signing officer under his or her signature.